Regulatory Matters (Capital Adequacy Ratios of MHFG, MHBK, and MHTB Calculated in Accordance with Japanese GAAP and Guidelines Established by Financial Services Agency) (Parenthetical) (Detail)		12 Months Ended
		Mar. 31, 2024		Mar. 31, 2023
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Capital conservation buffer		2.50%		2.50%
March 2023
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Capital conservation buffer		2.50%
Additional loss absorbency requirements for G-SIBs and D-SIBs		1.00%	[1]	1.00%
Countercyclical capital buffer		0.06%	[2]	0.06%
Leverage ratio buffer				0.50
March 2024
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Capital conservation buffer		2.50%
Additional loss absorbency requirements for G-SIBs and D-SIBs	[1]	1.00%
Countercyclical capital buffer	[2]	0.09%
Leverage ratio buffer		0.50

[1]	Figures assume that the additional loss absorbency requirements applied to the Group as a G-SIB and D-SIB continue to be 1.0% on a fully effective basis in future years.
[2]	Figures assume that the countercyclical capital buffer will continue to be 0.09% after March 2024.